Annual Total Returns - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend 2045 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 08, 2017
Fidelity Flex Freedom Blend 2045 Fund
Bar Chart Table:
Annual Return 2018	(8.27%)
Annual Return 2019	25.94%
Annual Return 2020	18.42%
Annual Return 2021	16.85%
Annual Return 2022	(18.60%)